Contract Asset (Tables)	12 Months Ended
Mar. 31, 2026
Contract Asset [Abstract]
Schedule of Contract Asset
	As of March 31,
	2025	2026	2026
	S$	S$	US$

Balance - beginning of the year	69,193	160,549	124,522
Amounts billed and reclassified to accounts receivable	(128,531)	(327,867)	(254,294)
Revenue recognized that was not yet billed	219,887	215,941	167,484
Balance – end of the year	160,549	48,623	37,712